Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 18
Entity Central Index Key	0001052118
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
PGIM Jennison Energy Infrastructure Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Energy Infrastructure Fund
Class Name	Class A
Trading Symbol	PRPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Energy Infrastructure Fund—Class A	$1,325	11.08%

Expenses Paid, Amount	$ 1,325
Expense Ratio, Percent	11.08%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve moved to lower the federal funds rate by 50 basis points at its September meeting and by another 25 basis points at its November meeting. (One
basis
point equals 0.01%.) Equities responded favorably to the moves, particularly interest-rate-sensitive sectors of the market. Although the Alerian MLP Index had strong gains during the period, it underperformed the overall US equity market (as represented by the S&P 500 Index). The broader Alerian Midstream Energy Index outperformed both indexes.
■
Overweights and strong stock selection in gathering & processing and midstream energy were the most meaningful contributors to the Fund’s outperformance versus the Alerian MLP Index (Index) during the period. Exposure to out-of-Index names in the independent power producers and renewables segment also bolstered relative performance.
■
On the negative side, exposure to out-of-Index refiners detracted modestly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	31.44%	15.61%	3.91%
Class A without sales charges	39.08%	16.93%	4.50%
S&P 500 Index	33.89%	15.77%	13.35%
Alerian MLP Index	31.13%	19.23%	3.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 638,365,915
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 5,654,016
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2024?
Fund’s net assets	$ 638,365,915
Number of fund holdings	23
Total advisory fees paid for the year	$ 5,654,016
Portfolio turnover rate for the year	70%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/2024?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	97.1%
Independent Power Producers & Energy Traders	2.2%
Oil & Gas Equipment & Services	1.6%
Affiliated Mutual Fund - Short Term Investment	1.1%
102.0%
Liabilities in excess of other assets	(2.0)%
100.0%

Material Fund Change [Text Block]
The following is a summary of certain changes to the Fund since December 1, 2023:
■
Effective
December 1, 2024
, the Fund’s name was changed to
PGIM Jennison Energy Infrastructure Fund
, and the Fund’s principal investment
strategies were modified so that, under normal circumstances, the Fund invests at least 80% of its investable assets in US and non-US securities issued by energy infrastructure companies, including master limited partnerships and “C” corporations. In connection with these changes, the Fund intends to invest in a manner that will allow it to be treated as a regulated investment company, rather than a “C”
corporation, under the Internal Revenue Code of 1986, beginning with the tax year which runs from December 1, 2024 through November 30, 2025. As a result of these changes, the Fund’s principal risk disclosure was revised to include
Tax Transition Risk
,
Infrastructure Companies
Risk
 and
Utility Sector Risk
as principal risks of the Fund.
■
For the year ended November 30, 2024, total annual Fund operating expenses after waivers and/or expense reimbursement, after taxes for
Class A shares increased from 3.58% in the year ended November 30, 2023 to 11.08% primarily due to an increase in current and deferred tax expenses.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by January 31, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852
.

Material Fund Change Name [Text Block]	PGIM Jennison Energy Infrastructure Fund
Material Fund Change Expenses [Text Block]
For the year ended November 30, 2024, total annual Fund operating expenses after waivers and/or expense reimbursement, after taxes for
Class A shares increased from 3.58% in the year ended November 30, 2023 to 11.08% primarily due to an increase in current and deferred tax expenses.

Material Fund Change Risks Change [Text Block]
■
Effective
December 1, 2024
, the Fund’s name was changed to
PGIM Jennison Energy Infrastructure Fund
, and the Fund’s principal investment
strategies were modified so that, under normal circumstances, the Fund invests at least 80% of its investable assets in US and non-US securities issued by energy infrastructure companies, including master limited partnerships and “C” corporations. In connection with these changes, the Fund intends to invest in a manner that will allow it to be treated as a regulated investment company, rather than a “C”
corporation, under the Internal Revenue Code of 1986, beginning with the tax year which runs from December 1, 2024 through November 30, 2025. As a result of these changes, the Fund’s principal risk disclosure was revised to include
Tax Transition Risk
,
Infrastructure Companies
Risk
 and
Utility Sector Risk
as principal risks of the Fund.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Energy Infrastructure Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Energy Infrastructure Fund
Class Name	Class C
Trading Symbol	PRPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Energy Infrastructure Fund—Class C	$1,406	11.82%

Expenses Paid, Amount	$ 1,406
Expense Ratio, Percent	11.82%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve moved to lower the federal funds rate by 50 basis points at its September meeting and by another 25 basis points at its November meeting. (One basis point equals 0.01%.) Equities responded favorably to the moves, particularly interest-rate-sensitive sectors of the market. Although the Alerian MLP Index had strong gains during the period, it underperformed the overall US equity market (as represented by the S&P 500 Index). The broader Alerian Midstream Energy Index outperformed both indexes.
■
Overweights and strong stock selection in gathering & processing and midstream energy were the most meaningful contributors to the Fund’s outperformance versus the Alerian MLP Index (Index) during the period. Exposure to out-of-Index names in the independent power producers and renewables segment also bolstered relative performance.
■
On the negative side, exposure to out-of-Index refiners detracted modestly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	36.91%	16.05%	3.71%
Class C without sales charges	37.91%	16.05%	3.71%
S&P 500 Index	33.89%	15.77%	13.35%
Alerian MLP Index	31.13%	19.23%	3.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 638,365,915
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 5,654,016
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2024?
Fund’s net assets	$ 638,365,915
Number of fund holdings	23
Total advisory fees paid for the year	$ 5,654,016
Portfolio turnover rate for the year	70%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/2024?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	97.1%
Independent Power Producers & Energy Traders	2.2%
Oil & Gas Equipment & Services	1.6%
Affiliated Mutual Fund - Short Term Investment	1.1%
102.0%
Liabilities in excess of other assets	(2.0)%
100.0%

Material Fund Change [Text Block]
The following is a summary of certain changes to the Fund since December 1, 2023:
■
Effective December 1, 2024, the Fund’s name was changed to PGIM Jennison Energy Infrastructure Fund, and the Fund’s principal investment strategies were modified so that, under normal circumstances, the Fund invests at least 80% of its investable assets in US and non-US securities issued by energy infrastructure companies, including master limited partnerships and “C” corporations. In connection with these changes, the Fund intends to invest in a manner that will allow it to be treated as a regulated investment company, rather than a “C”
corporation, under the Internal Revenue Code of 1986, beginning with the tax year which runs from December 1, 2024 through November 30,
2025. As a result of these changes, the Fund’s principal risk disclosure was revised to include
Tax Transition Risk
,
Infrastructure Companies
Risk
 and
Utility Sector Risk
as principal risks of the Fund.
■
For the year ended November 30, 2024, total annual Fund operating expenses after waivers and/or expense reimbursement, after taxes for
Class C shares increased from 4.31% in the year ended November 30, 2023 to 11.82% primarily due to an increase in current and deferred tax expenses.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by January 31, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	PGIM Jennison Energy Infrastructure Fund
Material Fund Change Expenses [Text Block]
For the year ended November 30, 2024, total annual Fund operating expenses after waivers and/or expense reimbursement, after taxes for
Class C shares increased from 4.31% in the year ended November 30, 2023 to 11.82% primarily due to an increase in current and deferred tax expenses.

Material Fund Change Risks Change [Text Block]
■
Effective December 1, 2024, the Fund’s name was changed to PGIM Jennison Energy Infrastructure Fund, and the Fund’s principal investment strategies were modified so that, under normal circumstances, the Fund invests at least 80% of its investable assets in US and non-US securities issued by energy infrastructure companies, including master limited partnerships and “C” corporations. In connection with these changes, the Fund intends to invest in a manner that will allow it to be treated as a regulated investment company, rather than a “C”
corporation, under the Internal Revenue Code of 1986, beginning with the tax year which runs from December 1, 2024 through November 30,
2025. As a result of these changes, the Fund’s principal risk disclosure was revised to include
Tax Transition Risk
,
Infrastructure Companies
Risk
 and
Utility Sector Risk
as principal risks of the Fund.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Energy Infrastructure Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Energy Infrastructure Fund
Class Name	Class Z
Trading Symbol	PRPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Energy Infrastructure Fund—Class Z	$1,294	10.81%

Expenses Paid, Amount	$ 1,294
Expense Ratio, Percent	10.81%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve moved to lower the federal funds rate by 50 basis points at its September meeting and by another 25 basis points at its November meeting. (One basis point equals 0.01%.) Equities responded favorably to the moves, particularly interest-rate-sensitive sectors of the market. Although the Alerian MLP Index had strong gains during the period, it underperformed the overall US equity market (as represented by the S&P 500 Index). The broader Alerian Midstream Energy Index outperformed both indexes.
■
Overweights and strong stock selection in gathering & processing and midstream energy were the most meaningful contributors to the Fund’s outperformance versus the Alerian MLP Index (Index) during the period. Exposure to out-of-Index names in the independent power producers and renewables segment also bolstered relative performance.
■
On the negative side, exposure to out-of-Index refiners detracted modestly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	39.36%	17.28%	4.79%
S&P 500 Index	33.89%	15.77%	13.35%
Alerian MLP Index	31.13%	19.23%	3.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 638,365,915
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 5,654,016
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2024?
Fund’s net assets	$ 638,365,915
Number of fund holdings	23
Total advisory fees paid for the year	$ 5,654,016
Portfolio turnover rate for the year	70%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/2024?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	97.1%
Independent Power Producers & Energy Traders	2.2%
Oil & Gas Equipment & Services	1.6%
Affiliated Mutual Fund - Short Term Investment	1.1%
102.0%
Liabilities in excess of other assets	(2.0)%
100.0%

Material Fund Change [Text Block]
The following is a summary of certain changes to the Fund since December 1, 2023:
■
Effective December 1, 2024, the Fund’s name was changed to PGIM Jennison Energy Infrastructure Fund, and the Fund’s principal investment strategies were modified so that, under normal circumstances, the Fund invests at least 80% of its investable assets in US and non-US securities issued by energy infrastructure companies, including master limited partnerships and “C” corporations. In connection with these changes, the Fund intends to invest in a manner that will allow it to be treated as a regulated investment company, rather than a “C”
corporation, under the Internal Revenue Code of 1986, beginning with the tax year which runs from December 1, 2024 through November 30,
2025. As a result of these changes, the Fund’s principal risk disclosure was revised to include
Tax Transition Risk
,
Infrastructure Companies
Risk
 and
Utility Sector Risk
as principal risks of the Fund.
■
For the year ended November 30, 2024, total annual Fund operating expenses after waivers and/or expense reimbursement, after taxes for
Class Z shares increased from 3.29% in the year ended November 30, 2023 to 10.81% primarily due to an increase in current and deferred tax expenses.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by January 31, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	PGIM Jennison Energy Infrastructure Fund
Material Fund Change Expenses [Text Block]
For the year ended November 30, 2024, total annual Fund operating expenses after waivers and/or expense reimbursement, after taxes for
Class Z shares increased from 3.29% in the year ended November 30, 2023 to 10.81% primarily due to an increase in current and deferred tax expenses.

Material Fund Change Risks Change [Text Block]
■
Effective December 1, 2024, the Fund’s name was changed to PGIM Jennison Energy Infrastructure Fund, and the Fund’s principal investment strategies were modified so that, under normal circumstances, the Fund invests at least 80% of its investable assets in US and non-US securities issued by energy infrastructure companies, including master limited partnerships and “C” corporations. In connection with these changes, the Fund intends to invest in a manner that will allow it to be treated as a regulated investment company, rather than a “C”
corporation, under the Internal Revenue Code of 1986, beginning with the tax year which runs from December 1, 2024 through November 30,
2025. As a result of these changes, the Fund’s principal risk disclosure was revised to include
Tax Transition Risk
,
Infrastructure Companies
Risk
 and
Utility Sector Risk
as principal risks of the Fund.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Energy Infrastructure Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Energy Infrastructure Fund
Class Name	Class R6
Trading Symbol	PRPQX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Energy Infrastructure Fund (the
“Fund”) for the period of December 1, 2023 to November 30, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Energy Infrastructure Fund—Class R6	$1,284	10.72%

Expenses Paid, Amount	$ 1,284
Expense Ratio, Percent	10.72%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve moved to lower the federal funds rate by 50 basis points at its September meeting and by another 25 basis points at its November meeting. (One basis point equals 0.01%.) Equities responded favorably to the moves, particularly interest-rate-sensitive sectors of the market. Although the Alerian MLP Index had strong gains during the period, it underperformed the overall US equity market (as represented by the S&P 500 Index). The broader Alerian Midstream Energy Index outperformed both indexes.
■
Overweights and strong stock selection in gathering & processing and midstream energy were the most meaningful contributors to the Fund’s outperformance versus the Alerian MLP Index (Index) during the period. Exposure to out-of-Index names in the independent power producers and renewables segment also bolstered relative performance.
■
On the negative side, exposure to out-of-Index refiners detracted modestly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	39.53%	17.36%	10.01% (1/26/2018)
S&P 500 Index	33.89%	15.77%	13.67%
Alerian MLP Index	31.13%	19.23%	10.34%

Performance Inception Date	Jan. 26, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 638,365,915
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 5,654,016
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2024?
Fund’s net assets	$ 638,365,915
Number of fund holdings	23
Total advisory fees paid for the year	$ 5,654,016
Portfolio turnover rate for the year	70%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/2024?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	97.1%
Independent Power Producers & Energy Traders	2.2%
Oil & Gas Equipment & Services	1.6%
Affiliated Mutual Fund - Short Term Investment	1.1%
102.0%
Liabilities in excess of other assets	(2.0)%
100.0%

Material Fund Change [Text Block]
The following is a summary of certain changes to the Fund since December 1, 2023:
■
Effective December 1, 2024, the Fund’s name was changed to PGIM Jennison Energy Infrastructure Fund, and the Fund’s principal investment strategies were modified so that, under normal circumstances, the Fund invests at least 80% of its investable assets in US and non-US securities issued by energy infrastructure companies, including master limited partnerships and “C” corporations. In connection with these changes, the Fund intends to invest in a manner that will allow it to be treated as a regulated investment company, rather than a “C”
corporation, under the Internal Revenue Code of 1986, beginning with the tax year which runs from December 1, 2024 through November 30,
2025. As a result of these changes, the Fund’s principal risk disclosure was revised to include
Tax Transition Risk
,
Infrastructure Companies
Risk
 and
Utility Sector Risk
as principal risks of the Fund.
■
For the year ended November 30, 2024, total annual Fund operating expenses after waivers and/or expense reimbursement, after taxes for
Class R6 shares increased from 3.20% in the year ended November 30, 2023 to 10.72% primarily due to an increase in current and deferred tax expenses.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by January 31, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	PGIM Jennison Energy Infrastructure Fund
Material Fund Change Expenses [Text Block]
For the year ended November 30, 2024, total annual Fund operating expenses after waivers and/or expense reimbursement, after taxes for
Class R6 shares increased from 3.20% in the year ended November 30, 2023 to 10.72% primarily due to an increase in current and deferred tax expenses.

Material Fund Change Risks Change [Text Block]
■
Effective December 1, 2024, the Fund’s name was changed to PGIM Jennison Energy Infrastructure Fund, and the Fund’s principal investment strategies were modified so that, under normal circumstances, the Fund invests at least 80% of its investable assets in US and non-US securities issued by energy infrastructure companies, including master limited partnerships and “C” corporations. In connection with these changes, the Fund intends to invest in a manner that will allow it to be treated as a regulated investment company, rather than a “C”
corporation, under the Internal Revenue Code of 1986, beginning with the tax year which runs from December 1, 2024 through November 30,
2025. As a result of these changes, the Fund’s principal risk disclosure was revised to include
Tax Transition Risk
,
Infrastructure Companies
Risk
 and
Utility Sector Risk
as principal risks of the Fund.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets